TAXES - Valuation allowance (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Valuation allowance
Beginning balance	$ 335,547	$ 445,403	$ 359,904
Current year addition	(108,274)	104,207
Exchange difference	(1,582)	(18,708)
Ending balance	$ 335,547	445,403
Allowance for deferred tax assets (as a percent)	100.00%
PRC
Valuation allowance
Net operating loss carryforwards	$ 4,700,000	$ 3,100,000